INCOME TAXES (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense
Current tax expense	$ (19,689)	$ (19,326)	$ (14,249)
Deferred taxes
Deferred tax expenses / (benefit)	74,611	23,105	(966)
Subtotal	54,922	3,779	(15,215)
Others	(2,051)	(211)	(2,048)
Net expense for income taxes	$ (52,871)	$ (3,568)	$ 17,263